Filed Pursuant to Rule 485(b)
                                                   Registration No. 33-18030
                                                                    811-5371


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.   ___

         Post-Effective Amendment No.   31                                     X

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   35                                                    X

                            RUSSELL INVESTMENT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 909 A Street, Tacoma, Washington        98402
                 ------------------------------------ --------
              (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



 Gregory J. Lyons, Associate General Counsel         John V. O'Hanlon, Esq.
         Russell Investment Company                       Dechert LLP
                909 A Street                    200 Clarendon Street, 27th Floor
          Tacoma, Washington 98402                Boston, Massachusetts 02116
                253-596-2406                              617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ( )  immediately upon filing pursuant to paragraph (b)
     (X)  on April 30, 2008 pursuant to paragraph (b)
     ( )  60 days after filing pursuant to paragraph (a)(1)
     ( )  on __________________, pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
     If   appropriate, check the following box:
     (X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 30 to Registration Nos. 33-18030 and 811-5371 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 31 to Registration Nos. 33-18030 and 811-5371. This Post-Effective Amendment No. 31 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 30. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before April 30, 2008.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 4th day of April, 2008.

                                            RUSSELL INVESTMENT FUNDS
                                                    Registrant


                                            By:               *
                                                --------------------------------
                                                Greg J. Stark, President

/s/ Mary Beth Rhoden
----------------------
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 4, 2008.

Signatures                                 Signatures


                  *                                          *
------------------------------------       -----------------------------------
Greg J. Stark, Trustee, President and      Mark E. Swanson, Treasurer, in his
Chief Executive Officer                    capacity as Chief Accounting Officer


                  *                                          *
------------------------------------       -----------------------------------
Thaddas L. Alston, Trustee                 Kristianne Blake, Trustee



                  *                                          *
------------------------------------       -----------------------------------
Daniel P. Connealy, Trustee                Jonathan Fine, Trustee


                  *                                          *
------------------------------------       -----------------------------------
Raymond P. Tennison, Jr., Trustee          Jack R. Thompson, Trustee


                  *
------------------------------------
Julie W. Weston, Trustee

 /s/ Mary Beth Rhoden
---------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 26 to Registration Statement Nos. 33-18030 and 811-5371.